Debt - Debt balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Less: debt issuance costs	$ (959)	$ (949)
Total	595,376	553,965
Convertible Notes
Debt
Debt, current	216,227	208,411
1.5 Lien Notes
Debt
Debt, current	142,189	137,050
1.25 Lien Notes
Debt
Debt, current	105,593	77,212
First Lien Agreement
Debt
Debt, current	125,468	125,468
Other note payable
Debt
Debt, current	$ 6,858	$ 6,773